Property, Plant and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 227	$ 297
Impairment loss on property plant and equipment	$ 387